DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE - Narrative (Details) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
	Feb. 02, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal		€ 0	€ 0	€ (6)	€ (1)
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal	€ (5)			€ 5